Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Mar. 31, 2013 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Postretirement Benefit Plans, Defined Benefit	Mar. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 United States Plans	Dec. 31, 2012 Non-U.S. Plans
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Actuarial losses			$ 17			$ 118			$ 0			$ 1	$ 17	$ 119
Prior Service Cost from Plan Amendments			2			0			0			0	2	0
Amortization of prior service cost	0	2	0	0	0	(1)	0	(2)	7	0	0	0	7	(1)
Amortization of net (losses) gains			(7)			0			0			1	(7)	1
Loss (Gain) recognized in other comprehensive income			12			117			7			2	19	119
Deferred income taxes			(5)			(22)			(3)			0	(8)	(22)
Loss (Gain) recognized in other comprehensive income, net of tax			$ 7			$ 95			$ 4			$ 2	$ 11	$ 97